Income Taxes (Details) - Schedule of statutory federal income tax rate to actual rates based on income or loss before income taxes - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Income tax expense (benefit) attributable to:
Federal			$ (3,560,998)	$ (6,692,267)	$ (3,255,706)
State, net of federal benefit			(553,871)	(672,148)	(862,690)
Foreign tax rate differential			29,617	(138,292)	(2,645)
Permanent differences			1,263,151	2,428,631	312,525
Rate change			60,220	54,295
Changes in valuation allowance			2,762,081	3,361,603	3,884,440
Provision to return adjustment				273,489	(45,134)
Losses from flow-through entity not subject to tax
Deferred True-Ups				(928,743)
Other adjustments				51,207	195
Effective income tax expense (benefit)	$ (99,444)	$ 6,270	$ 200	$ (2,262,225)	$ 30,985